TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Applicable tax rate	12.50%
Carry forward tax losses	$ 69,363	$ 45,095	$ 24,106